FSS1 P-1
                         SUPPLEMENT DATED APRIL 15, 2004
                              TO THE PROSPECTUS OF
                            FRANKLIN STRATEGIC SERIES

        (FRANKLIN AGGRESSIVE GROWTH FUND, FRANKLIN FLEX CAP GROWTH FUND, FRANKLIN SMALL CAP GROWTH FUND II, FRANKLIN SMALL-MID CAP GROWTH FUND)
                             DATED SEPTEMBER 1, 2003

The prospectus is amended as follows:

I. The section "Management" for the Franklin Aggressive Growth Fund on page 12 is replaced with the following:

 Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $351 billion in assets.

 The team responsible for the Fund's management is:

 ROB DEAN CFA, VICE PRESIDENT OF ADVISERS
 Mr. Dean has been a manager of the Fund since March 2004. He joined Franklin Templeton Investments in February 1995.

 CONRAD B. HERRMANN CFA, SENIOR VICE PRESIDENT OF ADVISERS
 Mr. Herrmann has been a manager of the Fund since its inception. He joined Franklin Templeton Investments in 1989.

 The Fund pays Advisers a fee for managing the Fund's assets.

 For the fiscal year ended April 30, 2003, management fees, before any reduction, were 0.50% of the Fund's average net assets. Under an agreement by the manager to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.47% of its average daily net assets to the manager for its services. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

II. The section "Management" for the Franklin Flex Cap Growth Fund II on page 28 is replaced with the following:

 Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $351 billion in assets.

 The team responsible for the Fund's management is:

 CONRAD B. HERRMANN CFA, SENIOR VICE PRESIDENT OF ADVISERS
 Mr. Herrmann has been a manager of the Fund since 1993. He joined Franklin Templeton Investments in 1989.

 MATT MOBERG CPA, VICE PRESIDENT OF ADVISERS
 Mr. Moberg has been a manager of the Fund since 2000. He joined Franklin Templeton Investments in 1998.

 RAYMOND CHAN CFA, PORTFOLIO MANAGER OF ADVISERS
 Mr. Chan has been a manager of the Fund since 2000. He joined Franklin Templeton Investments in 1996. The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended April 30, 2003, management fees, before any reduction, were 0.47% of the Fund's average net assets. Under an agreement by the manager to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.45% of its average daily net assets to the manager for its services. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

III. The section "Management" for the Franklin Small Cap Growth Fund II on page 43 is replaced with the following:

 MANAGEMENT

 Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $351 billion in assets.

 The team responsible for the Fund's management is:

 MICHAEL MCCARTHY, SENIOR VICE PRESIDENT OF ADVISERS
 Mr. McCarthy has been a manager of the Fund since its inception. He joined Franklin Templeton Investments in 1992.

 ZACK PERRY CFA, PORTFOLIO MANAGER OF ADVISERS
 Mr. Perry has been a manager of the Fund since March 2004. He joined Franklin Templeton Investments in 1995.

 BRAD CARRIS, PORTFOLIO MANAGER OF ADVISERS
 Mr. Carris has been a manager of the Fund since March 2004. He joined Franklin Templeton Investments in 2001. Previously, he was a manager with Andersen Consulting.

 The Fund pays Advisers a fee for managing the Fund's assets.

 For the fiscal year ended April 30, 2003, management fees, before any reduction, were 0.49% of the Fund's average net assets. Under an agreement by the manager to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.46% of its average daily net assets to the manager for its services. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

IV. The section "Management" for the Franklin Small-Mid Cap Growth Fund on page 56 is replaced with the following:

 MANAGEMENT

 Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $351 billion in assets.

 The team responsible for the Fund's management is:

 EDWARD B. JAMIESON, EXECUTIVE VICE PRESIDENT OF ADVISERS
 Mr. Jamieson has been a manager of the Fund since 1992. He joined Franklin Templeton Investments in 1987.

 MICHAEL MCCARTHY, SENIOR VICE PRESIDENT OF ADVISERS
 Mr. McCarthy has been a manager of the Fund since 1993. He joined Franklin Templeton Investments in 1992.

 The Fund pays Advisers a fee for managing the Fund's assets.

 For the fiscal year ended April 30, 2003, management fees, before any reduction, were 0.46% of the Fund's average net assets. Under an agreement by the manager to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.45% of its average daily net assets to the manager for its services. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

           Please keep this supplement for future reference.